File No. 333-
                                                              ICA No.  811-08649

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 10, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [x]

                           Pre-Effective Amendment No.

                          Post-Effective Amendment No.

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                [x]

                                  Amendment No.

                                   ----------

                         THE EII REALTY SECURITIES FUND
               (Exact Name of Registrant as Specified in Charter)

                         667 Madison Avenue, 16th Floor
                            New York, New York 10021

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 575-5500

                                Richard J. Adler
                         European Investors Incorporated
                         667 Madison Avenue, 16th Floor
                            New York, New York 10021
                     (Name and Address of Agent for Service)

                                   Copies to:
                          Susan J. Penry-Williams, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022

         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.

              ---------------------------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                          E.I.I. REALTY SECURITIES FUND
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

Item Number
 Form N-1A
    Part A                                        Prospectus Caption
    ------                                        ------------------

1.    Cover Page                               Cover Page; Introduction

2.    Synopsis                                 Fund Expenses

3.    Condensed Financial Information          Inapplicable

4.    General Description of Registrant        Introduction; Investment Objectives and Policies;
                                               Risk Factors; Investment Limitations; Additional
                                               Information

5.    Management of the Fund                   Fund Description; The Organization,
                                               Management, and Service Providers of the Fund

5.A.  Management's Discussion of Fund          Investment Philosphy
      Performance

6.    Capital Stock and Other Securities       How to Purchase Shares; How to Redeem Shares;
                                               Dividends, Distributions and Taxes; Fund
                                               Organization and Fees; Additional Information

7.    Purchase of Securities Being Offered     How to Purchase Shares

8.    Redemption or Repurchase                 How to Redeem Shares

9.    Pending Legal Proceedings                Inapplicable

                          E.I.I. REALTY SECURITIES FUND
                              CROSS REFERENCE SHEET

                                  Item Number

 Form N-1A                                           Statement of Additional
  Part B                                             Information Caption
  ------                                             -------------------

10.  Cover Page                                      Cover Page

11.  Table of Contents                               Table of Contents

12.  General Information and History                 Additional Information

13.  Investment Objectives and Policies              Investment Policies and Risks

14.  Management of the Fund                          Managment

15.  Control Persons and Principal                   General Information
     Holders of Securities

16.  Investment Advisory and Other                   Investment Advisor and Investment Advisory
     Services                                        Agreements; Distribution Plans; Administrative
                                                     Services Agreement

17.  Brokerage Allocation and Other Practices        Portfolio Transactions and Brokerage;
                                                     Allocation of Investments

18.  Capital Stock and Other Securities              General Information


19.  Purchase, Redemption and Pricing                Purchase and Redemption of Shares
     of Securities Being Offered

20.  Tax Status                                      Tax Matters

21.  Underwriters                                    Distribution Plans

21.  Calculation of Performance Data                 Performace Calculation

22.  Financial Statements                            Inapplicable


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                     Subject to completion February 9, 1998

                          E.I.I. REALTY SECURITIES FUND

                                   Prospectus
                                   _____, 1998


                              Institutional Shares
                                 Adviser Shares
                                 Investor Shares


                                800 phone number



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY SECURITIES REGULATORY AUTHORITY OF ANY STATE, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY SUCH STATE AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES
The following information is provided to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

                Shareholder Transaction Expenses
            (as a percentage of the offering price)
-----------------------------------------------------------------
Sales Charge Imposed on Purchases                         None
Sales Charge Imposed on Reinvested Dividends              None
Deferred Sales Charge                                     None
Redemption Fees                                           None
Exchange Fees                                             None
------------------------------------------------------- ---------
You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Fund. These expenses are charged directly to the Fund. Expenses include management fees as well as the costs of maintaining accounts, administering the Fund, providing shareholder services, and other activities. The expenses shown are estimated based on projected expenses of the Fund.

                         Annual Fund Operating Expenses
                  (as a percentage of average daily net assets)
--------------------------------------------------------------------------------
                                Institutional        Adviser      Investor
                                    Shares           Shares        Shares
--------------------------------------------------------------------------------
Management Fees                     0.75%             0.75%        0.75%
--------------------------------------------------------------------------------
Administration Fees                 0.15%*            0.25%        0.25%
--------------------------------------------------------------------------------
Shareholder Servicing Fees          0.00%             0.25%        0.25%
--------------------------------------------------------------------------------
Rule 12b-1 Distribution Fees        0.00%             0.00%        0.75%
--------------------------------------------------------------------------------
Other Expenses                     [0.10%]           [0.10%]      [0.10%]
--------------------------------------------------------------------------------
Total Fund Operating Expenses      [1.00+%]         [1.35+%]      [2.10+%]

*After fee waiver.

The following example, which is in the prospectus of every mutual fund, is intended to provide investors with an opportunity to compare the expenses of the Fund to the expenses of other mutual funds. The example is only an illustration and does not depict the actual expenses or returns of the Fund. The expenses used in the example are those listed in the Annual Fund Operating Expenses
Table. The example assumes a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

                             Institutional         Adviser       Investor
                                 Shares            Shares         Shares
--------------------------------------------------------------------------------
1 Year                             40                36             29
--------------------------------------------------------------------------------
3 Years                           125                113            89
--------------------------------------------------------------------------------

INTRODUCTION
This prospectus describes the E.I.I. Realty Securities Fund (the "Fund"). The Fund is a non-diversified, open-end investment management company. This prospectus explains the objectives, policies, strategies, and risks of the Fund. You should read this prospectus before investing in the Fund and keep it for future reference. A detailed Statement of Additional Information (the "SAI") describing the Fund also is available for your review. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into, and is legally a part of, this prospectus. If you would like a free copy of the SAI, please request one by calling us at 800-phone number. Additional information, including this Prospectus and the SAI, may be obtained by accessing the Internet Web site maintained by the SEC (http://www.sec.gov).

Investment Objective and Policies
---------------------------------
The investment objective of the Fund is to provide the diversification and total return potential of investments in real estate. The Fund will seek to achieve this objective by buying the shares of companies whose business it is to own, operate, develop, and manage real estate. Typically, an investment in commercial real estate provides a significant current return, with additional appreciation potential. As such, a critical objective of the Fund is to achieve total returns which include a significant component of current income, which may serve to provide portfolio stability during periods of overall market fluctuations. (Over the 10 year period ending 12/31/97, the National Association of Real Estate Investment Trusts ("NAREIT") Equity Index achieved an annualized total return of 14.17%, which was comprised of 8.15% in current income and 5.57% of capital appreciation.) Capital appreciation within the Fund also will be pursued by targeting companies with the highest risk-adjusted total return potential. The Fund intends to invest at least 80% of its assets in the securities of companies in the real estate industry, with a primary emphasis on Real Estate Investment Trusts ("REITs"). In addition, the Fund may invest in other securities as described in "Other Investments."

The Fund may achieve its investment objective by investing all of its assets in another investment company having substantially the same investment objective and policies as the Fund instead of investing directly in the underlying securities.

E.I.I. Realty Securities, Inc. ("EII"), the Fund's investment adviser, believes that investments in real estate offer a total return potential which may serve as an effective portfolio diversified for many investors. In addition, EII believes that, for most investors, the most convenient and effective way to invest in real estate is through the ownership of a diversified portfolio of real estate securities. Real estate securities, and more specifically, REITs, provide investors with many of the features particular to both real estate investments and publicly-traded securities, providing investors with a practical and efficient means to include professionally-managed real estate in an investment portfolio.

WHY REAL ESTATE? Investments in real estate offer the following benefits over investments in other asset classes:
     o    Relatively low historical correlation to the equity market
     o Relatively high levels of potential current income from contractual rental streams
     o A potential hedge against inflation from rising asset values and the possibility of passing through higher costs to tenants

WHY REAL ESTATE SECURITIES? An investment in a portfolio of real estate securities offers the following benefits in addition to those provided by direct real estate investments:
     o Market pricing of publicly-traded shares (instead of appraisal-based valuations)
     o Enhanced liquidity, which aids in investment speed as well as portfolio rebalancing

WHY EII? EII and its parent company, European Investors Incorporated, have been professionally managing real estate securities portfolios on behalf of their clients for more than a decade and have consistently outperformed their primary benchmark (the NAREIT Equity Index) by an average margin of more than 300 basis points on an annualized basis, before fees. The collective client base of EII and European Investors Incorporated includes an array of investors ranging from foreign and domestic high net worth individuals to U.S. foundations, endowments, and corporate pension plans. In addition, European Investors Incorporated serves as the adviser or sub-adviser for several offshore funds investing with substantially the same investment objective as the Fund.

The chart below shows the historical performance of real estate accounts managed by European Investors Incorporated and EII that have substantially the same investment objective as the Fund. The data, calculated on an average annual total return basis, is provided to illustrate EII's past performance in managing accounts in accordance with the same investment objective, policies, and process as those of the Fund. These accounts consist of separate and distinct portfolios and their performance is not indicative of past or future performance of the Fund. As of ___, the Fund had not commenced investment operations and therefore did not have a performance record of its own.

                         EUROPEAN INVESTORS INCORPORATED & E.I.I. REALTY SECURITIES (EII)
                                  REAL ESTATE SECURITIES COMPOSITE
                                       AS OF DECEMBER 31, 1997
ANNUAL RETURNS                                                                                                    STANDARD
THROUGH DECEMBER 31,         1988    1989     1990     1991     1992     1993     1994     1995     1996    1997  DEVIATION
                             ----    ----     ----     ----     ----     ----     ----     ----     ----    ----
EII*                        13.06%  12.09%  -11.69%   34.39%   19.34%   19.60%   6.53%   17.06%   35.80%  22.15%   13.61%
Wilshire Real Estate        24.18%   2.37%  -33.46%   20.03%    7.40%   15.23%   1.64%   13.65%   36.87%  19.80%   18.79%
Securities Index
NAREIT Equity Index         13.49%   8.84%  -15.35%   35.70%   14.59%   19.65%   3.17%   15.27%   35.27%  20.26%   14.87%

CUMULATIVE RETURNS AFTER     1988   1989    1990       1991    1992     1993     1994     1995     1996    1997
FEES                         ----   ----    ----       ----    ----     ----     ----     ----     ----    ----
EII*                        13.06%  26.73%   11.92%   50.41%  79.50%  114.68%  128.70%  167.71%  263.53%  344.04%
Wilshire Real Estate        24.18%  27.12%  -15.41%    1.54%   9.05%   25.66%   27.73%   45.16%   98.68%  138.01%
Securities Index
NAREIT Equity Index         13.49%  23.52%    4.56%   41.88%  62.58%   94.54%  100.70%  131.34%  212.93%  276.33%

                                                                       Cumulative Summary
                                             -----------------------------------------------------------------------
                                                 1 YEAR            3 YEAR           5 YEAR           10 YEAR
EII*                                             22.15%            94.20%           147.40%          344.00%
Wilshire Real Estate Securities Index            19.80%            86.35%           137.17%          138.01%
NAREIT Equity Index                              20.26%            87.51%           131.84%          276.33%

*Net of investment management fees.

                             PERFORMANCE COMPARISON

[GRAPH OMITTED]

DESCRIPTION OF OMIITED GRAPH: A chart comparing the performance of EII, the Wilshire Real Estate Securities Index, and the NAREIT Equity Index.

Performance is shown net of a 1% management fee, as well as all brokerage and trading expenses. The Composite includes all of the real estate securities accounts of European Investors Incorporated and EII except for: (i) foreign funds where the performance is stated net of fees and withholding taxes and is therefore not comparable and (ii) new accounts where the cash position is not yet comparable to other portfolios and certain accounts with unique objectives and restrictions. As these accounts become fully invested they are added to the Composite.

FUND DESCRIPTION
Investment Philosophy
---------------------
EII's investment philosophy is to achieve attractive risk-adjusted total returns by investing primarily in a diversified portfolio of real estate securities of companies which it deems to be of the highest quality available in the marketplace. In this regard, EII deems high-quality companies to be candidates for the portfolio when a number of the following conditions are met:
     o Experienced, dedicated management teams are in place which have significant inside ownership of shares, have capital markets expertise, and have a pro-shareholder orientation
     o The companies have long term strategies which position them for sustainable cash flow growth
     o The balance sheets of the individual companies are positioned to enable significant growth

Investment Policies
-------------------
The Fund will pursue its investment objective by investing at least 80% of its total assets in the equity or convertible securities of U.S. companies (with a primary emphasis on REITs) which are principally engaged in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. Principally engaged means at least 50% of its revenues are derived from such real estate activities or at least 50% of the fair market value of its assets are invested in real estate.

Under normal market conditions, the Fund will invest substantially all of its assets in:
     o Income producing real estate securities (including equity, mortgage, and hybrid REITs)
     o    Real Estate Operating Companies (REOCs)
     o Securities convertible into common stocks (including convertible preferred stocks, rights, warrants, etc.)
     o Real estate related fixed income securities (such as convertible debentures, unsecured debentures, mortgage backed securities, etc.)

The Fund also may invest:
     o up to 20% of its total assets in securities of foreign real estate companies, many of which have substantial holdings of U.S. real estate securities

Investment Process
------------------
EII's investment process employs a combination of a "top-down," macro level analysis by its Investment Committee, together with rigorous "bottom-up," fundamental securities research and analysis on individual companies by its analyst team.

Investment Committee Decision Process:
EII's Investment Committee analyzes national and regional economic trends and the market for different types of real estate including residential, retail, hotel, industrial, and office properties. In addition, the Investment Committee makes assessments of the economic environment, securitization trends, etc., and then derives an investment strategy formulated to take advantage of perceived opportunities.

Analyst Team Decision Process:
EII's analyst team tracks a universe of more than 125 individual companies which are analyzed for potential investment. Companies are evaluated on both a quantitative and a qualitative basis in order to determine which companies may provide attractive risk-adjusted returns.

EII's analyst team evaluates and analyzes companies based upon the following criteria:

Qualitative Analysis:
         o     Management strength
         o     Business strategy
         o     Financial strength
         o     Competitive advantages within the marketplace

Quantitative Analysis:
         o     Cash flow and dividend growth prospects
         o     Risk-adjusted    total   return   expectations   using   numerous
               methodologies
         o Real estate analysis using capitalization rates, values on a square footage basis, etc.
         o     Balance sheet strength and relative cost of capital

Integral parts of EII's investment process include
         o performing individual property and market evaluations which are important to understanding the company's portfolio
         o    verifying  that  the  company's   assets  are   consistent   with
              management's  stated strategy
         o finding and reviewing any problems relating to the company's properties
         o evaluating the company's properties and their position in the markets
         o    assessing  the quality of property management.

About the Investment Adviser
----------------------------
The Fund has entered into an investment advisory agreement with EII. EII was formed in 1993 and is a registered investment adviser providing real estate securities portfolio management services to U.S. tax-exempt institutions and other investors. EII is a wholly owned subsidiary of European Investors Incorporated, which is a registered investment adviser providing both general securities and real estate securities portfolio management services. EII and European Investors Incorporated are owned by management.

European Investors Incorporated was founded in 1983 to provide investment services primarily to foreign investors (with a focus in Europe) in the United States by managing securities portfolios as well as providing direct real estate advisory services and corporate advisory services. From these combined efforts, European Investors Incorporated determined that securitized real estate could serve as an alternative means of acquiring real estate assets and developed a portfolio management service specifically in this area, which now caters to both foreign and domestic investors. European Investors Incorporated commenced research into real estate securities as a separate portfolio product in 1986, began managing real estate securities portfolios in 1987, and is a recognized leader in real estate securities investment management.

EII and European Investors Incorporated collectively have a diversified client base which includes investors in twelve countries, encompassing taxable and tax-exempt investors, individuals, and institutions, including over 60 domestic institutional investors. The combined companies currently have approximately $1.6 billion invested in real estate securities on behalf of clients. They also manage several offshore real estate investment funds in Europe and the Middle East.

Portfolio Management Personnel
------------------------------
RICHARD J. ADLER is a Managing Director of EII. Mr. Adler serves as investment strategist for EII and co-portfolio manager of the Fund, to which he provides investment strategy as well as expertise in convertible and other securities. Mr. Adler is a 1968 graduate of Yale University with a B.A. degree in Economics and earned an M.B.A. from Harvard Business School with Honors in 1973. He has served as an officer in the U.S. Navy and was a Vice President of Goldman, Sachs & Co. in New York from 1973 to 1983, where he worked with foreign investors.

CYDNEY C. DONNELL is a Managing Director of EII. Ms. Donnell serves as co-portfolio manager of the Fund, jointly responsible for its day-to-day operations. Ms. Donnell has served as a REIT analyst or portfolio manager for EII since the inception of its real estate securities investment management business in 1987. Prior to joining EII, Ms. Donnell was a real estate lending officer at Republic Bank Corporation from 1983 to 1986. Ms. Donnell graduated magna cum laude from Texas A&M in 1981 with a degree in

Finance and received an M.B.A. from Southern Methodist University in 1982. She has served as a member of the NAREIT Board of Governors.

DAVID P. O'CONNOR is a Managing Director of EII. Mr. O'Connor serves as co-portfolio manager of the Fund, jointly responsible for its day-to-day operations. Mr. O'Connor has served as a REIT analyst or co-portfolio manager for EII since February, 1994. Prior to joining EII, Mr. O'Connor served as an investment executive at Kidder, Peabody, and Co., Inc., where he specialized in real estate securities. From 1987 to 1992, Mr. O'Connor was employed by a management affiliate of Presidential Realty Corp. (an AMEX Listed REIT) and subsequently served as a real estate analyst at Lane Webber Properties, a private real estate development and investment firm. Mr. O'Connor is a 1986 graduate of the Boston College School of Management and received an M.S. in Real Estate Development and Investment from New York University.

SECURITIES IN WHICH THE FUND INVESTS
A REIT is a corporation or a business trust that combines the capital of many investors for investment primarily in income-producing real estate or real estate-related loans or interests. The shares of a REIT are often freely traded on a major stock exchange. A REIT must meet certain requirements contained in the Internal Revenue Code of 1986, as amended (the "Code"), in which case it generally does not pay federal corporate income tax. Generally, a REIT is required to invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income. Most states honor this federal income tax treatment and do not require REITs to pay state income tax. As a result, nearly all of a REIT's income can be distributed to shareholders without the imposition of a corporate level income tax. However, unlike a partnership, a REIT cannot pass its tax losses onto its investors.

REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs.
--------------------------------------------------------------------------
Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, these REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development, or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. REITs also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "Investment Company Act").

For more information about other securities in which the Fund can invest, see "Other Securities in Which the Fund May Invest and Investment Techniques" and the SAI.

PORTFOLIO TURNOVER
It is anticipated that the portfolio turnover rate for the Fund in any one year will not exceed 60%, which is lower than the turnover rate for many comparable real estate funds. A lower portfolio turnover rate will result in a lower rate of net realized capital gains to the Fund and will decrease the portion of the Fund's distributions constituting taxable capital gains.

RISK FACTORS
The Fund is designed for long-term investors. The Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities, real estate securities, foreign securities, and fixed-income securities. In addition, the Fund is subject to the risks related to direct investment in real estate. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

This prospectus describes some of the risks that you may assume as an investor in the Fund. Some limitations on the Fund's investments are described in the section that follows. "Other Securities in Which the Fund May Invest and Investment Techniques" at the end of this prospectus provides additional information on the securities in which the Fund can invest. As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over time. The Fund's price, yield, and total return will fluctuate.

THE FOLLOWING RISKS ARE COMMON TO ALL MUTUAL FUNDS:

         MARKET RISK is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth less than the price the Fund originally paid for it, or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market, and is common to all investments.
         MANAGER RISK is the risk that the Fund's investment adviser may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the Fund's investment adviser may fail to execute an investment strategy effectively and thus fail to achieve its objective.

THE FOLLOWING RISK IS COMMON TO MUTUAL FUNDS THAT INVEST IN EQUITY SECURITIES:

         EQUITY RISK is the risk  that the  value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations. For example, holders of debt securities have priority over holders of equity securities to a company's assets in the event of bankruptcy.

THE  FOLLOWING  RISKS ARE  COMMON TO MUTUAL  FUNDS  THAT  INVEST IN REAL  ESTATE
SECURITIES:

         REAL ESTATE RISK  is  the risk  that  the  value  of  a  security  will fluctuate because of changes in property values, vacancies of rental properties, overbuilding, changes in local laws, increased property taxes and operating expenses, and other risks associated with real estate. While the Fund will not invest directly in real estate, it may be subject to the risks associated with direct ownership. Equity REITs may be affected by changes in property value, while mortgage REITs may be affected by credit quality.
         REGULATORY RISK is the risk that certain REITs may fail to qualify for pass-through of income under federal tax law or to maintain their exemption from the registration requirements under federal securities laws.

THE  FOLLOWING  RISKS  ARE  COMMON  TO  MUTUAL  FUNDS  THAT  INVEST  IN  FOREIGN
SECURITIES:

         FOREIGN ISSUER RISK is the risk that foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts.

         CURRENCY RISK is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in rates may erode or reverse gains produced by investments denominated in foreign currencies.

THE  FOLLOWING  RISKS ARE  COMMON TO MUTUAL  FUNDS THAT  INVEST IN FIXED  INCOME
SECURITIES:

         INTEREST RATE  RISK.  The value of a fixed  income  security  typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.
         INFLATION RISK is the risk that inflation  will  erode  the  purchasing power of the cash flows generated by fixed income securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.
         REINVESTMENT RISK is the risk that when interest  income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.
         CREDIT (OR DEFAULT) RISK  is  the   risk   that  the issuer  of a fixed
                  income security will be unable to make timely payments of interest or principal.

OTHER INFORMATION ABOUT THE FUND
Diversification Requirements.
-----------------------------
The SEC and IRS have certain restrictions with which all mutual funds must comply. The Fund monitors these limitations on an ongoing basis. These diversification provisions and requirements are discussed further in the SAI.
o SEC Requirement: The Fund is not "diversified" according to certain federal securities provisions regarding diversification of its assets. As a non-diversified investment company, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified.
o IRS Requirement: The Fund intends to comply with certain federal tax requirements regarding the diversification of its assets. Generally, under those requirements, the Fund must invest at least 50% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer (excluding U.S. Government securities).

Investment Performance
----------------------
The performance of the Fund may be advertised by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by a salesperson, financial planner, investment adviser, or trust officer that provides investment information (an "Investment Professional") may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy of the annual and semi-annual reports free of charge by calling 800-PHONE NUMBER. The "30-day yield" is an "annualized" figure-the amount you would earn if you stayed in the Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, the Fund's net investment income per share for the most recent 30 days is divided by the maximum offering price per share. To calculate "total return," the Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares. This takes into account the Fund's dividend distributions, if any. The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return. Yield is a measure of net dividend income. Average annual total return is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all parts of the Fund's investment return for periods greater than one year. Total return is the sum of all parts of the Fund's investment return. Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in the Fund today.

Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-PHONE NUMBER. Shareholder Servicing representatives are available from [8:00 a.m. to 7:00 p.m. Eastern Time Monday through Friday].

Share Price
-----------
The Fund's daily share price, called its net asset value is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment. The Fund's NAV is calculated each business day as of the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern time). Shares are purchased at the next share price calculated after your investment instructions are received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by the Fund to affect the NAV materially.

The NAV is calculated by adding up the total value of the Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

   NAV      =       Total Assets - Liabilities
                   ----------------------------
                   Number of Shares Outstanding

Dividends, Distributions, and Taxes
-----------------------------------
As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. As with any investment, you should consider the tax consequences of an investment in the Fund.

Ordinarily, the Fund declares and pays dividends from its net investment income quarterly. The Fund pays any net capital gains realized as dividends at least annually. Distributions can be received in one of the following ways:

REINVESTMENT OPTION: You can have distributions automatically reinvested in additional shares of the Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

CASH OPTION: A check will be mailed to you no later than 7 days after the pay date.

INCOME EARNED OPTION: Dividends can be reinvested automatically in the Fund and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.

DIRECTED BANK ACCOUNT OPTION: In most cases, you can have distributions automatically transferred to your bank checking or savings account. Under normal circumstances, a dividend will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call the Transfer Agent at 800-PHONE NUMBER.

You should check the Fund's distribution schedule before you invest. If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Important Information about Taxes
---------------------------------
o The Fund intends to qualify as a regulated investment company, in which case it will pay no federal income tax on the earnings or capital gains it distributes to its shareholders.
o Ordinary dividends from the Fund are taxable as ordinary income; dividends from the Fund's long-term capital gains are taxable as capital gain.
o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. It is likely that they will also be subject to state and local taxes.
o Dividends from interest on certain U.S. Government obligations held by the Fund may be exempted from some state and local taxes. You will receive a statement at the end of each year showing which dividends are exempt. The Fund, however, expects dividends of this kind to be minimal.
o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
o Tax statements will be mailed from the Fund every January showing the amounts and tax status of distributions made to you.
o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
o You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

Statements and Reports
----------------------
You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Fund. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

INVESTING WITH EII
The following sections describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of the Fund.

The Fund offers three classes of shares: Institutional Shares, Adviser Shares, and Investor Shares.

INSTITUTIONAL SHARES. The minimum investment for Institutional Shares is $1,000,000. This minimum may be reduced to certain institutional clients of EII in EII's sole discretion.
ADVISER SHARES. The minimum investment for Adviser Shares is $100,000. Employees and officers of EII and its affiliates and immediate family members can purchase Adviser Shares without being subject to the minimum investment.
INVESTOR SHARES. The minimum investment for Investor Shares is $5,000.

How to Purchase Shares
----------------------
Shares can be purchased in a number of different ways. You can send in your investment by check, wire transfer, or through arrangements with your Investment Professional. Sometimes your Investment Professional will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund. All you need to do to get started is to fill out an application.

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below the minimum initial investment as a result of redemptions by you, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account. If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.

SYSTEMATIC INVESTMENT PLAN
To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $5,000, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it into shares of the Fund.

RETIREMENT PLANS
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax sheltered plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Redeem Shares
--------------------
If we receive your request by 4:00 p.m. Eastern time, your redemption will be processed the same day. Shares can be redeemed in one of the following ways:

o BY TELEPHONE The easiest way to redeem shares is by calling 800-PHONE NUMBER. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:
     o    Mail a check to the address of record;
     o    Wire funds to a domestic financial institution;
     o    Mail to a previously designated alternate address; or
     o    Electronically   transfer  the  funds  via  Automatic  Clearing  House
          ("ACH").

     All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither EII, nor its servicing agents nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions. If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

o BY MAIL Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:
     o    Redemptions over $10,000;
     o    Your account registration has changed within the last 15 days;
     o    The check is not being mailed to the address on your account; or
     o    The check is not being made payable to the owner of the account;

     A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association. There are a number of convenient ways to redeem shares of the Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.

o BY WIRE If you want to redeem funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern time, your funds will be wired on the next business day.

BY ACH Normally, your redemption will be processed on the same day or the next day if we receive your instructions after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank. If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends declared will be included with the redemption proceeds.

Keep the following addresses handy for purchases, exchanges, or redemptions.
o Regular U.S. Mail Address Send completed Account Application with your check, bank draft, or money order to:
o    Overnight  Mail  Address  Use the  following  address  ONLY for  overnight packages:
o Wire Address The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-PHONE NUMBER BEFORE wiring funds to obtain a control number. Telephone 800-PHONE NUMBER 800-_________ Fax Number: 800-___________
     Telecommunication Device for the Deaf (TDD): 800-_____ Make your check payable to: EII Realty Securities Fund
o ACH After your account is set up, your purchase amount can be transferred by ACH. Only domestic members banks may be used. It takes about 15 days to set up the ACH feature. A fee is not currently being charged for ACH transfers.

THE ORGANIZATION, MANAGEMENT, AND SERVICE PROVIDERS OF THE FUND
Organization of the Fund
------------------------
The Fund is a series of the EII Realty  Securities  Fund,  a  Delaware  Business
Trust that was formed on December 22, 1997. The Fund's business affairs are managed under the general supervision of the Board of Trustees. The Statement of Additional Information contains the name and general business experience of each Trustee. The Board of Trustees has the ability to establish new portfolios of shares without shareholder approval.

[Trustees]

Investment Adviser
------------------
EII is the Fund's investment adviser. The investment adviser manages the Fund's business and investment activities.

The Administrator and Fund Accountant
-------------------------------------
EII is the Fund's administrator. EII is paid a fee at an annual rate of 0.25% (reduced to 0.15% for the Institutional Shares) of the Fund's average daily net assets as the Administrator. EII may subcontract some of its administrative duties to other service providers.

Shareholder Servicing
---------------------
The Fund has adopted a Shareholder Servicing Plan for the Adviser Shares and the Investor Shares. Under the Shareholder Servicing Plan, the Fund may enter into shareholder service agreements pursuant to which a shareholder servicing agent performs a number of services for its customers who are shareholders of the Fund, such as establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. In exchange for these services, the Fund pays up to 0.25% of the average daily net assets of the Adviser or Investor Shares serviced by the agent. The Fund may enter into agreements with various shareholder servicing agents, other financial institutions, and securities brokers. Shareholder servicing agents may waive all or a portion of their fee periodically.

Transfer Agent
--------------
[Transfer Agent]

Distribution Plan
-----------------
Under Rule 12b-1 of the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Investor Shares.

Independent Auditors
--------------------
Ernst & Young LLP serves as independent auditors to the Fund.

Legal Counsel
-------------
Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Fund.

ADDITIONAL INFORMATION
Some additional information you should know about the Fund appears in the SAI. If you would like to receive additional copies of any materials, please call the Fund at 800-phone number. The Fund offers only the classes of shares described in this prospectus, but at some future date, the Fund may offer additional classes of shares through a separate prospectus.

Code of Ethics
--------------
EII and the Fund have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform. Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

Shareholder Communications
--------------------------
You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you also will receive updated prospectuses or supplements to this prospectus. The securities described in this prospectus and the SAI are not offered in any state in which they may not be sold lawfully. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

OTHER SECURITIES IN WHICH THE FUND MAY INVEST AND INVESTMENT TECHNIQUES
The majority of the Fund's portfolio is made up of equity securities; however, the Fund also is permitted to invest in the securities discussed below and in the SAI.

The Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash, cash equivalents, and money market instruments.

OTHER SECURITIES IN WHICH THE FUND MAY INVEST
---------------------------------------------
ASSET-BACKED SECURITIES--Asset-backed securities are a form of complex security. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.
CONVERTIBLE SECURITIES--Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities include bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged.

CORPORATE DEBT SECURITIES--Corporate debt securities include corporate bonds, debentures, notes, and other similar instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock.
ILLIQUID SECURITIES--The Fund will not invest more than 10% of its net assets in illiquid securities, not including restricted securities sold pursuant to Rule 144A, as described below.
INVESTMENT COMPANIES--The Fund may invest in securities issued by other investment companies. Under the Investment Company Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, (iii) 10% of the Fund's total assets in the aggregate, and (iv) 100% of the Fund's total assets in another investment company with a similar investment objective. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.
MONEY MARKET INSTRUMENTS--The Fund may invest in the following types of money market instruments:
     U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality.
     BANK OBLIGATIONS. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.
     COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.
MORTGAGE-RELATED SECURITIES--Mortgage-related securities are secured, directly or indirectly, by pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others, assembled as securities for sale to investors by various governmental, government-related and private organizations. The mortgage-related securities in which the Fund may invest include the following:
     o Commercial Mortgage-Related Securities. The Fund may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties.
     o Residential Mortgage-Related Securities. The Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan
          Mortgage  Corporation  ("FHLMC"),   or  issued  by  private  entities.
     o Collateral Mortgage Obligations and Multi-Class Pass-Through Securities. Collateralized mortgage obligations or "CMOs" are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans.
RESTRICTED SECURITIES--The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. EII will determine the liquidity of Rule 144A securities under the supervision of the Fund's Board of

Trustees. The liquidity of Rule 144A securities will be monitored by EII, and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed the applicable percentage limitation for investments in illiquid securities. ZERO COUPON SECURITIES--The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

INVESTMENT TECHNIQUES
FORWARD  COMMITMENTS--The  Fund may  purchase  or sell  securities  on a forward commitment, when-issued, or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. The Fund intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. At no time will the Fund have more than 15% of its assets committed to purchase securities on a forward commitment basis.
LENDING PORTFOLIO SECURITIES--The Fund may lend securities from its portfolio to brokers, dealers, and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed
33-1/3%  of  the  value  of  the  Fund's  total   assets.
LEVERAGE--Leveraging exaggerates the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. The Fund may borrow on a short term basis in order to meet redemptions. Money borrowed for such purposes is limited to 33 1/3% of the value of the Fund's total assets. Typically, the Fund borrows by entering into reverse repurchase agreements with banks, brokers, or dealers.
USE OF COMPLEX SECURITIES--The Fund may invest for hedging purposes in derivative securities, such as futures and options. These instruments and certain related risks are described more specifically under "Investment Objective and Management Policies--Management Policies--Complex Securities" in the Statement of Additional Information. Complex Securities can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular security and the portfolio as a whole. Such investments permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Table of Contents
FUND EXPENSES:.................................................................2
INTRODUCTION...................................................................3
FUND DESCRIPTION...............................................................5
SECURITIES IN WHICH THE FUND INVESTS...........................................7
RISK FACTORS...................................................................7
OTHER INFORMATION ABOUT THE FUND...............................................9
INVESTING WITH EII............................................................11
THE ORGANIZATION, MANAGEMENT, AND SERVICE PROVIDERS OF THE FUND...............13
ADDITIONAL INFORMATION........................................................14
OTHER SECURITIES AND INVESTMENT PRACTICES.....................................14

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April __, 1998



                          E.I.I. REALTY SECURITIES FUND


         This Statement of Additional Information is not a prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus and should be read in conjunction with the Trust's current Prospectus, copies of which may be obtained by writing [the trust c/o the administrator] or calling (800) ________.

         This Statement of Additional Information relates to the Trust's Prospectus which is dated April __, 1998.


                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

Investment Policies and Risks..............................................    2
Investment Restrictions....................................................    6
Management.................................................................    7
Investment Adviser and Investment Advisory Agreements......................    9
Distribution Plans.........................................................   10
Administrative Services Agreement.........................................    11
Portfolio Transactions and Brokerage.......................................   11
Allocation of Investments..................................................   12
Computation of Net Asset Value.............................................   12
Purchase and Redemption of Shares..........................................   13
Tax Matters................................................................   13
Performance Calculation....................................................   19
General Information........................................................   21
Reports  ..................................................................   22
Financial Statements.......................................................   22

         E.I.I. Realty Securities Fund (the "Trust") is a Delaware business trust currently consisting of one fund (the "Fund"). The Fund is an open-end, non-diversified management investment company. The Fund's investment objective is to provide the diversification and total return potential of investments in real estate. The Fund will seek to achieve this objective by buying the shares of companies whose business it is to own, operate, develop, and manage real estate. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Funds' Prospectus.

                          INVESTMENT POLICIES AND RISKS

The following descriptions supplement the investment policies of the Fund set forth in the Prospectus. The Fund's investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectus and this Statement of Additional Information.

         1. BORROWING

         The Fund may, from time to time, borrow money to the maximum extent permitted by the Investment Company Act of 1940, as amended (the "Investment Company Act"), from banks at prevailing interest rates for temporary or emergency purposes and investing in additional securities. The Fund's borrowings are limited so that immediately after such borrowings the value of assets (including borrowings) less liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the Fund, for any reason, have borrowings that do not meet the above test then, within three business days, then the Fund must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed generally will cause the net asset value of the Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

         2. REPURCHASE AGREEMENTS

         The Fund may enter into repurchase agreements subject to resale to a bank or dealer at an agreed upon price which reflects a net interest gain for the Fund. The Fund will receive interest from the institution until the time when the repurchase is to occur.

         The Fund will always receive as collateral U.S. Government or short-term money market securities whose market value is equal to at least 100% of the amount invested by the Fund, and the Fund will make payment for such securities only upon the physical delivery or evidence by book entry transfer to the account of its custodian. If the seller institution defaults, the Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines and it might incur disposition costs in liquidating the collateral. The Fund will attempt to minimize such risks by entering into such transactions only with well-capitalized financial institutions and specifying the required value of the underlying collateral.

         Unlike the fundamental investment objective of the Fund set forth above and the investment restrictions set forth below which may not be changed without shareholder approval, the Fund has the right to modify the investment policies described above without shareholder approval.

                             INVESTMENT RESTRICTIONS

         The following fundamental policies and investment restrictions have been adopted by the Fund and, except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of the Fund which, as defined by the Investment Company Act, means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

               (1) issue senior securities;

               (2) concentrate its investments in particular industries other than the real estate industry. No more than 25% of the value of a Fund's assets will be invested in any one industry other than the real estate industry. The Fund will concentrate its investments in the real estate industry;

               (3) make loans of money or securities  other than (a) through the purchase of publicly distributed bonds, debentures, or other corporate or governmental obligations, (b) by investing in repurchase agreements, and (c) by lending its portfolio securities, provided the value of such loaned securities does not exceed 33-1/3% of its total assets;

               (4) borrow money in excess of 33-1/3% of the value of a Fund's total assets from banks;

               (5) buy or sell commodities or commodity contracts, except the Fund may purchase or sell futures or options on futures; and

               (6) underwrite securities.

         The following restrictions are non-fundamental and may be changed by the Fund's Board of Trustees. Pursuant to such restrictions, the Fund will not:

               (1) make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts, and related options, in the manner otherwise permitted by the investment restrictions, policies, and investment program of the Fund;

               (2) purchase the securities of any other investment company, the Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund, or (iv) unless the 100% of the due of the total assets of the fund are invested in the securities of another investment company with the same investment objective;

               (3) invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors;

               (4) invest more than 20% of its total assets in securities of foreign issuers and ADRS are not considered to be foreign securities for this purpose.


                                   MANAGEMENT

         The overall management of the business and affairs of the Fund is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust or the Fund and persons or companies furnishing services to the Fund, including the Fund's agreement with an investment adviser, custodian, and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers subject always to the investment objectives and policies of each Fund and to general supervision by the Trust's Board of Trustees.

         The Trustees and officers and their principal occupations are noted below. Unless otherwise indicated the address of each Trustee and executive officer is 667 Madison Avenue, New York, New York 10021.

[List Trustees]

[List of Officers]

         The Fund may indemnify any person who was or is a Trustee, officer, or employee of the Fund to the maximum extent permitted by the Delaware business trust law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Fund only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of Trustees who are neither
"interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding, or (ii) if the required quorum is not obtained or if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Fund to any Trustee or officer of the Fund for any liability to the Fund or it shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

         As of ________________, the Trustees and officers as a group owned beneficially ___% of the Fund's outstanding shares, all of which were acquired for investment purposes. Each disinterested Trustee received $______ per annum, plus expenses of attendance at Trustees meetings. "Interested" Trustees do not receive Trustees' fees.

         [The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:]

[Compensation Chart]


              INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENTS

         E.I.I. Realty Securities Inc. (the "Investment Adviser"), 667 Madison Avenue, New York, New York 10021, acts as the Investment Adviser to the Fund under an investment advisory agreement (the "Agreement"). The Agreement provides that the Investment Adviser identify and analyze possible investments for the Fund, determine the amount and timing of such investments, and the form of investment. The Investment Adviser has the responsibility of monitoring and reviewing the Fund's portfolio, and, on a regular basis, to recommend the ultimate disposition of such investments. It is the Investment Adviser's responsibility to cause the purchase and sale of securities in the Fund's portfolio, subject at all times to the policies set forth by the Trust's Board of Trustees. In addition, the Investment Adviser provides certain administrative and managerial services to the Fund.

         The Investment Adviser receives a fee from the Fund calculated daily and payable monthly, for the performance of its services at an annual rate of
 .75% of the average daily net assets of the Fund. The fee is accrued daily for the purposes of determining the offering and redemption price of the Fund's shares.

         Under the terms of the Agreement, the Fund pays all of its expenses (other than those expenses specifically assumed by the Investment Adviser and the Fund's distributor) including the costs incurred in connection with the maintenance of its registration under the Securities Act of 1933, as amended, and the Investment Company Act, printing of prospectuses distributed to shareholders, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agents, expenses of outside counsel and independent accountants, preparation of shareholder reports, and expenses of Trustee and shareholder meetings.

         The Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Trust's Board of Trustees or by the Investment Adviser, or by holders of a majority of the Fund's outstanding shares. The Fund's Agreement will continue for two years from its effective date and from year-to-year thereafter provided it is approved, at least annually, in the manner described in the Investment Company Act. This requires that the Agreement and any renewal thereof be approved by a vote of the majority of the Fund's Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.

                               DISTRIBUTION PLANS

         The Fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act (the "Plan") with respect to the Investor shares of the Fund. The Plan provides that the Fund's Investor shares may incur distribution expenses related to the sale of shares of up to .75% per annum of the average daily net assets of the Fund's Investor shares.

         The Plan provides that the Fund's Investor shares may finance activities which are primarily intended to result in the sale of the Fund's Investor shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents including any affiliates who enter into agreements with the Fund or its distributor.

         In approving the Plan in accordance with the requirements of Rule 12b-1 under the Investment Company Act, the Trustees (including the "disinterested" Trustees, as defined in the Investment Company Act) considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan will continue in effect from year to year if specifically approved annually (a) by the majority of the Fund's outstanding Investor shares or by the Board of Trustees and (b) by the vote of a majority of the disinterested Trustees. While the Plan remains in effect, the Fund's Principal Financial Officer shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by the Fund under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board of Trustees and by the disinterested Trustees cast in person at a meeting called specifically for that purpose. While the Plan is in effect, the selection and nomination of the disinterested Trustees shall be made by those disinterested Trustees then in office.

                        ADMINISTRATIVE SERVICES AGREEMENT

         The EII will serve as the Fund's Administrator and has retained as the Sub-Administrator

         Administrator supervises administration of the Fund pursuant to an Administrative Services Agreement with the Fund. Under the Administrative Services Agreement, the Administrator supervises the administration of all aspects of the Fund's operations, including the Fund's receipt of services for which the Fund is obligated to pay, provides the Fund with general office facilities, and provides, at the Fund's expense, the services of persons necessary to perform such supervisory, administrative, and clerical functions as are needed to operate the Fund effectively. Those persons, as well as certain employees and Trustees of the Fund, may be directors, officers, or employees of (and persons providing services to the Fund may include) EII and its affiliates. For these services and facilities, EII receives with respect to the Fund a fee computed and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund, out of which EII, and not the Fund, _________ the Sub-Administrator.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for the Fund are made by the Investment Adviser. The Investment Adviser is authorized to allocate the orders placed by it on behalf of the Fund to such unaffiliated brokers who also provide research or statistical material or other services to the Fund or the Investment Adviser for the Fund's use. Such allocation shall be in such amounts and proportions as the Investment Adviser shall determine and the Investment Adviser will report on said allocations regularly to the Board of Trustees indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Investment Adviser may consider sales of shares of the Fund and of any other funds advised or managed by the Investment Adviser as a factor in the selection of unaffiliated brokers to execute portfolio transactions for the Fund, subject to the requirements of best execution. At times, the Fund also may purchase portfolio securities directly from dealers acting as principals, underwriters, or market makers. As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

         In selecting a broker to execute each particular transaction, the Investment Adviser will take the following into consideration: the best net price available; the reliability, integrity, and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board of Trustees may determine, the Investment Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay an unaffiliated broker that provides research services to the Investment Adviser for the Fund's use an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting the transaction, if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction of the Investment Adviser's ongoing responsibilities with respect to the Fund.


                            ALLOCATION OF INVESTMENTS

         The Investment Adviser has other advisory clients, some of which have similar investment objectives to the Fund. As such, there will be times when the Investment Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Investment Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Investment Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period, and other pertinent factors relative to each account. Simultaneous transactions may have an adverse effect upon the price or volume of a security purchased by the Fund.

                         COMPUTATION OF NET ASSET VALUE

         The Fund will determine the net asset value of its shares once daily as of the close of trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund may make or cause to be made a more frequent determination of the net asset value and offering price, which determination shall reasonably reflect any material changes in the value of securities and other assets held by the Fund from the immediately preceding determination of net asset value. The net asset value is determined by dividing the market value of the Fund's investments as of the close of trading plus any cash or other assets (including dividends receivable and accrued interest) less all liabilities (including accrued expenses) by the number of the Fund's shares outstanding. Securities traded on the New York Stock Exchange or the American Stock Exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Securities sold short "against the box" will be valued at market as determined above; however, in instances where the Fund has sold securities short against a long position in the issuer's convertible securities, for the purpose of valuation, the securities in the short position will be valued at the "asked" price rather than the mean of the last "bid" and "asked" prices. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.


                        PURCHASE AND REDEMPTION OF SHARES

         A complete description of the manner by a which the Fund's shares may be purchased and redeemed appears in the Prospectus under the headings "Purchase of Shares" and "Redemption of Shares" respectively.

[Subject to review by KL tax department and E&Y]


                                   TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

         The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), will generally be treated as ordinary income or loss.

         In general, for purposes of determining whether capital gain or loss recognized by the International Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Government Fund, and the International Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

         Any gain recognized by the Government Fund and the International Fund on the lapse of, or any gain or loss recognized by the Government Fund, and the International Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

         Transactions that may be engaged in by the Government Fund and the International Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of
Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. Gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

         The International Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earning or capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC,
(2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

         Under proposed Treasury Regulations the International Fund can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark to market gain, if any, and will not incur the tax described in the previous paragraph.

         Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated  investment  company shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year

(or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

         The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. Such dividends paid by the Tocqueville Fund and the Small Cap Fund will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below. Such dividends paid by the Government and the International Fund generally should not qualify for the 70% dividends-received deduction for corporate shareholders.

         A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic "small business" stock will be subject to tax.

         Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by the Tocqueville Fund and the Small Cap Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code
Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or
(2)  by  application  of  Code  Section  246(b)  which  in  general  limits  the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). Since an insignificant portion of the International Fund will be invested in stock of domestic corporations, the ordinary dividends distributed by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

         Investment income that may be received by the International Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of a Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

         If a shareholder (1) incurs a sales load in acquiring shares of a Fund,
(2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Asia-Pacific Fund's or the International Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

         Additionally, the REITs held by the Fund will not know how much of each year's distributions was a return of capital and how much was dividend income until January of the following year. When all the REITs in the Fund have reported the breakdown of their distributions to the Fund, then the Fund can calculate the appropriate tax breakdown for its shareholders. This means that the Fund may request yearly extensions from the Internal Revenue Service for reporting income to shareholders. If extensions are granted, the Fund plans to mail tax forms to shareholders in February. Shareholders in the Fund should file their tax returns only after receiving those forms.

                             PERFORMANCE CALCULATION

         For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under rules promulgated by the Securities and Exchange Commission ("SEC"), a fund's advertising performance must include total return quotations calculated according to the following formula:

                  P(1 + T)^n    =   ERV
                  Where:      P =   a hypothetical initial payment of $1,000
                              T =   average  annual total return
                              n =   number of years (1, 5, or 10)
                           ERV  =   ending redeemable  value  of  a
                                    hypothetical $1,000 payment, made at
                                    the  beginning  of the 1,  5,  or 10
                                    year  period,  at the  end  of  such
                                    period   (or   fractional    portion
                                    thereof.)

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

         In addition to the total return quotations discussed above, the Fund may advertise its yield based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in the Fund's Post-Effective Amendment to its Registration Statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                          a-b
                           YIELD =   2[( ----- +1)^6-1]
                                          cd

Where: a =   dividends and interest earned during the period.
       b =   expenses accrued for the period (net of reimbursements).
       c =   the average daily number of shares outstanding during the period that were entitled to receive dividends.
       d =   the maximum offering price per share on the last day of the period.

         Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days), and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

         Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                               GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES OF THE FUND

         The Trust was organized as a Delaware business trust under the laws of the state of Delaware. The Trust's Certificate of Trust was filed December 22, 1997. The Trust's Declaration of Trust, dated as of December 22, 1997, permits the Trustees to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share in the Trust in an unlimited number of series of shares. The Trust consists of one series, E.I.I. Realty Securities Fund. Each share of beneficial interest has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion, or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of the Trust into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion, or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act. Shareholders of each series as created will vote as a series to change, among other things, a fundamental policy of the Fund and to approve the Investment Advisory Agreement and Distribution Plan.

         The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.

                                     REPORTS

         Shareholders receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders receive financial statements examined by the Fund's independent auditors.

PART C.   OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits

          List all financial statements and exhibits filed as part of the Registration Statement.

          (a)  Financial statements:

               In Part A:  None.

               In Part B:  To be filed by amendment.

               In Part C:  None.

           (b)  Exhibits


            EX-99.B1        Certificate of Trust.(1)

            EX-99.B2        Trust Instrument.(1)

            EX-99.B3        None.

            EX-99.B4        None

            EX-99.B5 Form of Investment Advisory Agreement between Registrant and E.I.I. Realty Securities, Inc.(2)

            EX-99.B6 Distribution Agreement between the Registrant and ________.(2)

            EX-99.B7        None.

            EX-99.B8        Custody Agreement between Registrant and
                            ______________.(2)

            EX-99.B9(a)     Administration Agreement between Registrant and
                            E.I.I. Realty Securities, Inc.(2)

                    (b) Shareholder Servicing Plan on behalf of the Adviser Shares and the Investor Shares of E.I.I. Realty Securities Fund.(2)

                    (c) Transfer Agency Agreement between Registrant and _______.(2)

         EX-99.B10          Opinion of Kramer, Levin, Naftalis & Frankel.(2)

         EX-99.B11(a)       Consent of Kramer, Levin, Naftalis & Frankel,
                            Counsel for the Registrant.(1)

--------------------

(1)Filed herewith.
(2)To be filed by amendment.

         EX-99.B11(b)      Consent of Ernst & Young LLP, independent auditors
                           for the Registrant.(1)

         EX-99.B12         None.

         EX-99.B13         Investment letter re:  initial $100,000 capital.(2)

         EX-99.B14         None.

         EX-99.B15         Distribution and Service Plan pursuant to Rule 12b-1
                           for the Investor Shares of E.I.I. Securities Realty
                           Securities Fund.(2)

         EX-99.B16         Schedule for computation of performance quotation.(2)

         EX-99.B17         Not applicable.

         EX-99.B18         Rule 18f-3 Multiple Class Plan.(2)

--------------------

(1)Filed herewith.
(2)To be filed by amendment.


ITEM 25. Persons Controlled By or Under Common Control with Registrant

         None.


ITEM 26. Number of Holders of Securities

                                             Number of Record Holders
Title of Class                               as of February __, 1998
--------------                               -----------------------

Shares of beneficial interest
E.I.I. Realty Securities Fund
   ($.001 par value)
         Institutional Shares                         0
         Adviser Shares                               0
         Investor Shares                              0


ITEM 27. Indemnification

         Section 10.02 of the Registrant's Trust Instrument provides as follows:

"(a)     Subject to  the  exceptions  and  limitations  contained in  Subsection
         10.02(b):

                (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)      No indemnification shall be provided hereunder to a Covered Person:

                (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

ITEM 28. Business and Other Connections of Investment Adviser

[To be filed by amendment]

ITEM 29. Principal Underwriters

         (a)  None.

         (b) The following information is furnished with respect to the officers and partners of E.I.I. Realty Securites, Inc., the Registrant's principal underwriter. The business address for all persons listed below is 667 Madison Avenue, 16th Floor, New York, NY 10110.

Name and Principal         Positions and Offices with    Positions and Offices
Business Address           Principal Underwriter         with Registrant

Richard J. Adler           Managing Director             __________
Cydney C. Donnell          Managing Director             __________
David P. O'Connor          Managing Director             __________


         (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.


ITEM 30. Location of Accounts and Records

         As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to the E.I.I. Realty Securities Fund's budget and accruals will be kept by E.I.I. Realty Securites, Inc., 667 Madison Avenue, 16th Floor, New York, NY 10110. The accounts, books or other documents of the Fund relating to shareholder accounts and records and dividend disbursements will also be kept by E.I.I. Realty Securites, Inc. at the above address.

ITEM 31. Management Services

         There are no management-related service contracts not discussed in Parts A and B.

ITEM 32. Undertakings

         (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

         (2) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the effective date of registrant's 1933 Act registration statement.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the city of New York, and the state of New York on this 10th day of February, 1998.


                                        E.I.I. REALTY SECURITIES FUND
                                        (Registrant)

                                        By:/s/Richard J. Adler
                                           --------------------------
                                           Richard J. Adler, Chairman


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 10th day of February, 1998.


/s/Richard J. Adler                     Chairman
--------------------------
Richard J. Adler


/s/Susan J. Penry-Williams              Trustee
--------------------------
Susan J. Penry-Williams


/s/Peter J. O'Rourke                    Trustee
--------------------------
Peter J. O'Rourke


/s/David P. O'Connor                   Chief Financial Officer
--------------------------
David P. O'Connor

                                INDEX TO EXHIBITS


Exhibit                      Caption
-------                      -------

EX-99.B1                     Certificate of Trust

EX-99.B2                     Trust Instrument

EX-99.B11(a)                 Consent of Kramer, Levin, Naftalis & Frankel,
                             counsel for Registrant.

EX-99.B11(b)                 Consent of Ernst & Young LLP, independent auditors
                             for Registrant.